ACQUISITION OF KANAB CORP	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF KANAB CORP

Note 4 – ACQUISITION OF KANAB CORP

On July 31, 2021, the Company acquired 100% interest in KANAB CORP., a cannabis development company, in exchange for 300,000 shares of Class B preferred stock. As KANAB CORP. was acquired from the Company’s Chief Executive Officer and a company controlled by the Company’s Chief Executive Office, the Company has accounted for the acquisition as an acquisition under common control, recorded at cost. The historical value of the development costs at July 31, 2021 for the website design was $11,500. As an acquisition under common control, the results of operations for KANAB CORP. are included in the consolidated results of operations for the year ended July 31, 2021. Although KANAB CORP. has not generated any revenues, they have developed a website that is currently active. The website is www.kanab.club.

The following summarizes the acquired intangible assets:

	October 31,	July 31,
	2021	2021
Intangible assets	$11,500	$11,500
Accumulated amortization	(1,497)	(914)
	$10,003	$10,586

Note 4 – ACQUISITION OF KANAB CORP

On July 31, 2021, the Company acquired 100% interest in KANAB CORP., a cannabis development company, in exchange for 300,000 shares of Class B preferred stock. As KANAB CORP. was acquired from the Company’s Chief Executive Officer and a company controlled by the Company’s Chief Executive Office, the Company has accounted for the acquisition as an acquisition under common control, recorded at cost. The historical value of the development costs at July 31, 2021 for the website design was $11,500. As an acquisition under common control, the results of operations for KANAB CORP. are included in the consolidated results of operations for the year ended July 31, 2021. Although KANAB CORP. has not generated any revenues, they have developed a website that is currently active. The website is www.kanab.club.

The following summarizes the acquired intangible assets:

Intangible assets	$11,500
Accumulated amortization	(914)
$10,586